UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05951

Exact name of registrant as specified in charter:	Special Money Market Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	6/30/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

ANNUAL REPORT

JUNE 30, 2004

SPECIAL MONEY MARKET FUND, INC.

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

August 16, 2004

We hope that you find the annual report for the Special Money Market Fund informative and useful. As a Special Money Market Fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Thank you for choosing this fund.

Sincerely,

Judy A. Rice, President

Special Money Market Fund, Inc.

Special Money Market Fund, Inc./Money Market Series	1

Your Fund’s Performance

Fund objective

The investment objective of Special Money Market Fund, Inc. (the Fund) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 6/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.38%	$1.00	37 Days	$5
Class B*	0.51%	$1.00	37 Days	$5
Class C*	0.51%	$1.00	37 Days	$8
Class B/C*	0.51%	$1.00	37 Days	$129
Class Z*	0.51%	$1.00	37 Days	$1
iMoneyNet, Inc. Taxable Prime Retail Avg.**	0.46%	N/A	47 Days	N/A

* Class B, C, B/C, and Z shares are not subject to distribution and service (12b-1) fees.

**iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is the data for all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of June 29, 2004, the closest date to the end of our reporting period.

Money Market Fund Yield Comparison

2

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

The graphs portray weekly 7-day current yields and weekly WAMs for Special Money Market Fund, Inc. (Class B/C shares–yields only) and the iMoneyNet, Inc. Taxable Prime Retail Average every Tuesday from June 24, 2003 to June 29, 2004, the closest dates to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. The data portrayed at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of June 30, 2004.

Special Money Market Fund, Inc./Money Market Series	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Facing the challenges posed by low interest rates

Among the important developments in the money markets during the Fund’s fiscal year that began July 1, 2003 was the realization that the Federal Reserve (the Fed) was going to increase short-term interest rates. The Fed acted in order to scale back the amount of monetary stimulus in the economy after data showed that the job market had finally begun to strengthen and inflation had picked up. However, because the interest-rate hike did not occur until the end of June 2004, interest rates on money market securities hovered at very low levels for most of the Fund’s reporting period. The low-interest-rate environment complicated the search for high-quality money market securities with attractive yields.

Despite the generally low level of interest rates, our focus remained solely on high-quality money market securities. We maintained a diversified portfolio of bank, corporate, and federal agency debt securities that spanned the full range of money market maturities. The Fund’s net asset value (NAV) remained at $1 per share throughout its fiscal year.

Evaluating investment opportunities in a lackluster market

Through comparative analysis of money market securities, we identified attractive investment opportunities, including certain federal agency discount notes. The Federal Home Loan Mortgage Corporation (Freddie Mac), a U.S. government-sponsored enterprise that buys mortgages and packages them into mortgage-backed securities, restated its earnings in the summer of 2003 because of accounting irregularities, resulting in an increase in earnings. Because of this news, Freddie Mac notes cheapened in relation to comparable corporate debt securities. This partly reflected uncertainty about how Freddie Mac and the Federal National Mortgage Association (Fannie Mae) would be regulated in the future to prevent such problems from recurring. We capitalized on this window of opportunity by purchasing unsecured Freddie Mac and Fannie Mae discount notes, which provided incremental yield that benefited the Fund.

In the autumn of 2003 we took profits on some of the aforementioned Freddie Mac and Fannie Mae discount notes and purchased money market securities that matured in early 2004. Corporations and banks that issued them were willing to pay relatively attractive yields in order to borrow money that would be repaid in the new calendar year.

Callable federal agency notes were attractive

Low money market interest rates continued in the early months of 2004. This reflected the view that the Fed would leave short-term interest rates unchanged to support the U.S. economy, which at that time was thought to be creating few new

4

jobs. During this period we continued to find attractive values among 13-month federal agency notes that could be retired early (called) by their respective issuers in three or six months. These callable notes featured attractive yields designed to compensate investors for this early maturity option. Some of the federal agency notes held by the Fund were called while others were not. Those that were retired early still benefited the Fund by providing incremental yield during the time they were held in its portfolio.

It was not until the spring of 2004 that government reports showed the U.S. employment market beginning to strengthen. This data fueled a rise in money market interest rates because it increased the likelihood that the Fed would soon tighten monetary policy. We purchased securities that matured on or before June 30, 2004, which was the date Fed policymakers were scheduled to conclude a two-day meeting. We reasoned that proceeds from these securities could be reinvested at higher yields if the Fed began a round of rate hikes at that time. As expected, on June 30, 2004, the Fed raised its target for the overnight bank lending rate by a quarter point to 1.25%. This was its first rate hike in four years.

Special Money Market Fund, Inc./Money Market Series	5

This Page Intentionally Left Blank

Portfolio of Investments

as of June 30, 2004

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit—Yankee 6.1%
	BNP Paribas
$2,000	1.15%, 7/22/04	$1,999,989
	Danske Bank
2,000	1.29%, 10/18/04	1,999,940
	Landesbank Baden
5,000	1.12%, 7/12/04	4,999,888

		8,999,817

Commercial Paper 57.4%
	Alianz Finance Corp.
2,500	1.40%, 8/6/04	2,496,500
	Bank Ireland Governor & Co.
1,630	1.14%, 7/12/04	1,629,432
	Barton Capital Corp.
5,000	1.15%, 7/6/04	4,999,201
	CBA (Delaware) Finance, Inc.
2,900	1.09%, 7/13/04	2,898,946
2,100	1.30%, 8/9/04	2,097,043
	CDC Commercial
1,200	1.30%, 8/4/04	1,198,527
	Citicorp
4,298	1.33%, 7/29/04	4,293,554
	Countrywide Home Loan, Inc.
2,777	1.62%, 7/1/04	2,777,000
	CXC, Inc.
3,617	1.13%, 7/13/04	3,615,638
2,000	1.28%, 8/3/04	1,997,653
	Daimlerchrysler Revolving Auto
3,132	1.32%, 7/28/04	3,128,899
	Falcon Asset Securitization Corp.
2,303	1.10%, 7/2/04	2,302,930
2,140	1.24%, 7/19/04	2,138,673
1,048	1.31%, 8/3/04	1,046,741
	Fortune Brands, Inc.
1,838	1.08%, 7/7/04	1,837,669
	HBOS Treasury Services PLC
5,214	1.07%, 7/1/04	5,214,000
	HSH Nordbank AG London
3,000	1.22%, 7/16/04	2,998,475

See Notes to Financial Statements.

Special Money Market Fund. Inc./Money Market Series	7

Portfolio of Investments

as of June 30, 2004 Cont’d

Principal Amount (000)	Description	Value (Note 1)

	KFW International Finance, Inc.
$1,500	1.36%, 8/10/04	$1,497,733
	Long Lane Master Trust IV
5,500	1.12%, 7/12/04	5,498,118
1,002	1.36%, 8/5/04	1,000,675
	Market Street Funding Corp.
2,598	1.15%, 7/6/04	2,597,585
	Park Granada LLC
4,800	1.12%, 7/8/04	4,798,955
	Preferred Receivables Funding Corp.
5,982	1.21%, 7/15/04	5,979,185
	Prudential PLC
1,100	1.18%, 7/8/04	1,099,748
	Spintab Swedmortgage
3,000	1.10%, 8/11/04	2,996,242
	Svenska Handelsbanken, Inc.
1,900	1.20%, 8/3/04	1,897,910
	Thunder Bay Funding, Inc.
900	1.22%, 7/12/04	899,665
5,000	1.27%, 8/3/04	4,994,179
	Westpac Capital Corp.
1,500	1.08%, 9/17/04	1,496,523
	Windmill Funding Corp.
3,636	1.10%, 7/7/04	3,635,333

		85,062,732

Other Corporate Obligations 30.5%
	Abbott Labs
3,000	5.125%, 7/1/04	3,000,000
	American Express Credit Corp.
2,000	1.20%, 7/6/04(a)	2,000,000
	Bayerische Landesbank
1,000	1.33%, 7/1/04(a)	1,000,323
	Caterpillar Financial Services Corp.
4,000	1.34%, 7/12/04(a)	4,001,505
	General Electric Capital Assurance Corp.
	1.36%, 7/22/04(a)(b)
2,000	(cost $2,000,000; purchased 7/17/03)	2,000,000
	General Electric Capital Corp.
5,000	1.36%, 7/19/04(a)	5,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

	Goldman Sachs Group, Inc.
$7,000	1.67%, 9/15/04(a)	$7,000,000
	HSH Nordbank AG NY
3,000	1.05%, 7/1/04(a)	2,999,596
	Merrill Lynch & Co., Inc.
5,000	1.32%, 7/12/04(a)	5,000,000
	Metropolitan Life Insurance Co.
	1.22%, 7/1/04(a)(b)
2,000	(cost $2,000,000; purchased 10/1/03)	2,000,000
	Morgan Stanley Dean Witter Co.
5,000	1.36%, 7/15/04(a)	5,000,000
	National City Bank
2,000	1.31%, 7/12/04(a)	2,000,068
	Pacific Life Insurance Co.
	1.66%, 9/16/04(a)(b)
1,000	(cost $1,000,000; purchased 12/15/03)	1,000,000
	Wal Mart Stores Inc
3,250	6.55%, 8/10/04	3,269,209

		45,270,701

U.S. Government Agency Obligation 6.7%
	Federal Home Loan Banks
1,000	1.45%, 3/11/05	1,000,000
4,000	1.35%, 4/15/05	4,000,000
	Federal National Mortgage Assoc.
1,000	6.50%, 8/15/04	1,006,456
4,000	1.40%, 3/29/05	4,000,000

		10,006,456

	Total Investments 100.7% (amortized cost $149,339,706)(c)	149,339,706
	Liabilities in excess of other assets (0.7%)	(1,036,832)

	Net Assets 100%	$148,302,874

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $5,000,000, and is approximately 3.4% of net assets.
(c)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

See Notes to Financial Statements.

Special Money Market Fund. Inc./Money Market Series	9

Statement of Assets and Liabilities

as of June 30, 2004

Assets
Investments, at amortized cost which approximates market value	$149,339,706
Cash	682
Receivable for Series shares sold	815,304
Interest receivable	300,531
Prepaid expenses	4,399

Total assets	150,460,622

Liabilities
Payable for investments purchased	1,000,675
Payable for Series shares reacquired	940,409
Accrued expenses	138,841
Management fee payable	62,269
Dividends payable	14,306
Deferred directors’ fees	729
Distribution fee payable	519

Total liabilities	2,157,748

Net Assets	$148,302,874

Net assets were comprised of:
Common stock, $0.001 par value per share	$148,303
Paid-in capital in excess of par	148,154,571

Net assets, June 30, 2004	$148,302,874

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($4,951,853 ÷ 4,951,853 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($4,724,959 ÷ 4,724,959 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($7,804,350 ÷ 7,804,350 shares of common stock issued and outstanding)	$1.00

Class B/C
Net asset value, offering price and redemption price per share ($129,438,160 ÷ 129,438,160 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($1,383,552 ÷ 1,383,552 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	11

Statement of Operations

Year Ended June 30, 2004

Net Investment Income
Income
Interest and discount earned	$2,008,278

Expenses
Management fee	850,072
Distribution fee—Class A	4,669
Transfer agent’s fees and expenses	252,000
Reports to shareholders	115,000
Custodian’s fees and expenses	95,000
Registration fees	51,000
Legal fees and expenses	51,000
Audit fee	15,000
Directors’ fees	13,000
Insurance expense	3,000
Miscellaneous	4,869

Total expenses	1,454,610

Net investment income	553,668

Realized Gain On Investments
Net realized gain on investment transactions	6,855

Net Increase In Net Assets Resulting From Operations	$560,523

See Notes to Financial Statements.

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Statement of Changes in Net Assets

as of June 30, 2004

	Year Ended June 30,
	2004	2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$553,668	$2,048,921
Net realized gain on investment transactions	6,855	5,996

Net increase in net assets resulting from operations	560,523	2,054,917

Dividends and distributions to shareholders (Note 1)
Class A	(8,011)	(16,465)
Class B	(16,687)	(23,153)
Class C	(10,516)	(9,756)
Class B/C	(517,636)	(1,995,994)
Class Z	(7,673)	(9,549)

	(560,523)	(2,054,917)

Fund share transactions (at $1.00 per share) (Note 4)
Proceeds from shares sold	95,621,010	236,444,840
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	488,823	1,838,509
Cost of shares reacquired	(154,216,446)	(257,976,620)

Net decrease in net assets from Series share transactions	(58,106,613)	(19,693,271)

Total decrease	(58,106,613)	(19,693,271)

Net Assets
Beginning of year	206,409,487	226,102,758

End of year	$148,302,874	$206,409,487

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	13

Notes to Financial Statements

Special Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the “Series”). Investment operations of the Series commenced on January 22, 1990.

The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Fund at June 30, 2004 include registration rights under which the Fund may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each

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class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. (“PIM” or “Subadviser”), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Special Money Market Fund, Inc./Money Market Series	15

Notes to Financial Statements

Cont’d

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B, Class C, Class B/C and Class Z shares of the Fund.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the year ended June 30, 2004.

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended June 30, 2004, the Fund incurred fees of approximately $205,700 for the services of PMFS. As of June 30, 2004, approximately $16,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $16,900 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), was approximately $1,300 for the year ended June 30, 2004. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

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Note 4. Capital

The Series offers Class A, Class B, Class C, Class B/C and Class Z shares.

Investors who hold Class B shares of any of the Strategic Partners funds who wish to exchange into the Fund receive Class B shares of the Fund. Similarly, investors who hold Class C shares of any of the Strategic Partners funds receive Class C of the Fund. Class B and Class C shares of the Fund, like Class B/C, have no front-end or back-end charges, and carry no 12b-1 Fees.

The Strategic Partners investors who held Class B/C shares through September 9, 2002 have been grandfathered and will continue to hold those shares until they redeem.

The Fund has authorized two billion shares of beneficial interest at $.001 par value.

Transactions in shares of common stock (at $1 per share) were as follows:

Class A	Shares and Dollar Amount
Year ended June 30, 2004:
Shares sold	$10,908,254
Shares issued in reinvestment of dividends and distributions	7,118
Shares reacquired	(8,537,764)

Net increase (decrease) in shares outstanding	$2,377,608

Year ended June 30, 2003:
Shares sold	$3,649,440
Shares issued in reinvestment of dividends and distributions	14,864
Shares reacquired	(3,254,307)

Net increase (decrease) in shares outstanding	$409,997

Class B
Year ended June 30, 2004:
Shares sold	$9,468,627
Shares issued in reinvestment of dividends and distributions	15,160
Shares reacquired	(10,766,506)

Net increase (decrease) in shares outstanding	$(1,282,719)

September 9, 2002 (a) through June 30, 2003:
Shares sold	$10,155,015
Shares issued in reinvestment of dividends and distributions	18,199
Shares reacquired	(4,165,536)

Net increase (decrease) in shares outstanding	$6,007,678

Special Money Market Fund, Inc./Money Market Series	17

Notes to Financial Statements

Cont’d

Class C	Shares and Dollar Amount
Year ended June 30, 2004:
Shares sold	$14,846,262
Shares issued in reinvestment of dividends and distributions	8,482
Shares reacquired	(9,233,156)

Net increase (decrease) in shares outstanding	$5,621,588

September 9, 2002 (a) through June 30, 2003:
Shares sold	$7,002,202
Shares issued in reinvestment of dividends and distributions	8,299
Shares reacquired	(4,827,739)

Net increase (decrease) in shares outstanding	$2,182,762

Class B/C
Year ended June 30, 2004:
Shares sold	$59,276,789
Shares issued in reinvestment of dividends and distributions	450,479
Shares reacquired	(123,418,871)

Net increase (decrease) in shares outstanding	$(63,691,603)

Year ended June 30, 2003:
Shares sold	$212,997,652
Shares issued in reinvestment of dividends and distributions	1,787,535
Shares reacquired	(244,951,348)

Net increase (decrease) in shares outstanding	$(30,166,161)

Class Z
Year ended June 30, 2004:
Shares sold	$1,121,078
Shares issued in reinvestment of dividends and distributions	7,584
Shares reacquired	(2,260,149)

Net increase (decrease) in shares outstanding	$(1,131,487)

Year ended June 30, 2003:
Shares sold	$2,640,531
Shares issued in reinvestment of dividends and distributions	9,612
Shares reacquired	(777,690)

Net increase (decrease) in shares outstanding	$1,872,453

(a)	Commencement of offering of Class B and Class C shares.

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Note 5. Distributions and Tax Information

For the years ended June 30, 2004 and June 30, 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $560,523 and $2,054,917, respectively, was ordinary income.

As of June 30, 2004, the accumulated undistributed earnings on a tax basis was $14,306 of ordinary income (includes a timing difference of $14,306 for dividends payable).

Note 6. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent registered public accounting firm for the Fund. The decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended June 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope of accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Note 7. Reorganization

On November 18, 2003, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization which provided for the transfer of all assets and assumption of all liabilities of Class A, Class B, Class C, Class B/C or Class Z shares of Special Money Market Fund for Class A, Class B, Class C or Class Z shares of MoneyMart Assets. Class B/C shareholders who were formerly Class B shareholders of another Prudential Mutual Fund before exchanging into Special Money Market Fund will receive Class B shares of MoneyMart Assets. Class B/C shareholders who were formerly Class C shareholders of another Prudential Mutual Fund before exchanging into Special Money Market Fund will receive Class C shares of MoneyMart.

At the close of business on November 19, 2003, the Special Money Market Fund has been closed to new accounts pending the merger with the MoneyMart Assets. Shareholders of the Special Money Market Fund may redeem shares through the effective time of the merger.

Special Money Market Fund, Inc./Money Market Series	19

Financial Highlights

Class A

Year Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.002
Dividends and distributions to shareholders	(.002)

Net asset value, end of period	$1.00

Total Return(a):	.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,952
Average net assets (000)	$3,735
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.98%
Expenses, excluding distribution and service (12b-1) fees	.85%
Net investment income	.21%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(b)	Commencement of offering of Class A shares.
(c)	Annualized.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Class A
Year Ended June 30,		January 26, 2001(b) Through June 30, 2001
2003	2002

$1.00	$1.00	$1.00

.007	.019	.018
(.007)	(.019)	(.018)

$1.00	$1.00	$1.00

.71%	1.98%	1.90%

$2,574	$2,164	$1,681
$2,474	$2,082	$276

.91%	.87%	.83	%(c)
.78%	.74%	.70	%(c)
.66%	1.87%	4.23	%(c)

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	21

Financial Highlights

Cont’d

	Class B
	Year Ended June 30, 2004	September 9, 2002(b) Through June 30, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00	$1.00

Net investment income and net realized gains	.003	.006
Dividends and distributions to shareholders	(.003)	(.006)

Net asset value, end of period	$1.00	$1.00

Total Return(a):	.33%	.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,725	$6,008
Average net assets (000)	$4,997	$4,394
Ratios to average net assets:(c)
Expenses, including distribution and service (12b-1) fees	.85%	.78%
Expenses, excluding distribution and service (12b-1) fees	.85%	.78%
Net investment income	.33%	.65%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class B shares. (See Note 4).
(c)	Annualized.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Class C
	Year Ended June 30, 2004	September 9, 2002(b) Through June 30, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00	$1.00

Net investment income and net realized gains	.003	.006
Dividends and distributions to shareholders	(.003)	(.006)

Net asset value, end of period	$1.00	$1.00

Total Return(a):	0.33%	.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,804	$2,183
Average net assets (000)	$2,781	$1,811
Ratios to average net assets:(c)
Expenses, including distribution and service (12b-1) fees	.85%	.78%
Expenses, excluding distribution and service (12b-1) fees	.85%	.78%
Net investment income	.38%	.67%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class C shares. (See Note 4).
(c)	Annualized.

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	23

Financial Highlights

Cont’d

Class B/C
Year Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.003
Dividends and distributions to shareholders	(.003)

Net asset value, end of year	$1.00

Total Return(a):	.33%
Ratios/Supplemental Data:
Net assets, end of year (000)	$129,438
Average net assets (000)	$156,177
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.85%
Expenses, excluding distribution and service (12b-1) fees	.85%
Net investment income	.33%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class B/C
Year Ended June 30,
2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00

.008	.020	.054	.052
(.008)	(.020)	(.054)	(.052)

$1.00	$1.00	$1.00	$1.00

.84%	2.11%	5.63%	5.32%

$193,130	$223,296	$263,196	$229,247
$236,506	$246,999	$252,744	$308,237

.78%	.74%	.70%	.68%
.78%	.74%	.70%	.68%
.84%	2.11%	5.36%	5.17%

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	25

Financial Highlights

Cont’d

Class Z
Year ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.003
Dividends and distributions to shareholders	(.003)

Net asset value, end of period	$1.00

Total Return(a):	.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,384
Average net assets (000)	$2,324
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.85%
Expenses, excluding distribution and service (12b-1) fees	.85%
Net investment income	.33%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class Z shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d)	Figure is actual and not rounded to nearest thousand.

See Notes to Financial Statements.

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Class Z
Year Ended June 30,		January 26, 2001(b) Through June 30, 2001
2003	2002

$1.00	$1.00	$1.00

.008	.014	.001
(.008)	(.014)	(.001)

$1.00	$1.00	$1.00

.84%	1.43%	.08%

$2,515	$643	$50	(d)
$1,419	$83	$50	(d)

.78%	.74%	.70	%(c)
.78%	.74%	.70	%(c)
.67%	1.27%	2.43	%(c)

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	27

Federal Income Tax Information

(Unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 2.74% of the dividends paid from ordinary income in the fiscal year ended June 30, 2004 qualify for each of these states’ tax exclusion.

In January 2005, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2004.

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Special Money Market Fund, Inc.—Money Market Series:

We have audited the accompanying statement of assets and liabilities of the Special Money Market Fund, Inc.—Money Market Series (the “Fund”), including the portfolio of investments, as of June 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ending June 30, 2003 and the financial highlights for the periods presented prior to July 1, 2003, were audited by other auditors, whose report dated, August 28, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and broker. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Special Money Market Fund, Inc.—Money Market Series as of June 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

August 25, 2004

Special Money Market Fund. Inc./Money Market Series	29

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (69), Director since 2003(3) Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Director since 1996(3) Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4), Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (65), Director since 2003(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (61), Director since 2003(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

30	Visit our website at www.jennisondryden.com

Robin B. Smith (64), Director since 1996(3) Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (61), Director since 1989(3) Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

Clay T. Whitehead (65), Director since 1999(3) Oversees 96 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors(1)

Judy A. Rice (56), President since 2003 and Director since 2000(3) Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

Robert F. Gunia (57), Vice President(3) since 1987 and Director since 1996(3) Oversees 175 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Special Money Market Fund. Inc./Money Market Series	31

Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

Officers(2)

William V. Healey (50) Chief Legal Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc.; Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus. Assistant Secretary (since June 2004) of the Asia Pacific Fund, Inc.

Lee D. Augsburger (45) Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of Pl; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Vice President, Prudential (since November 1998); First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (46), Secretary since 2001(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since November 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.; Vice President and Assistant Secretary (since May 2003) of American Skandia Fund Services, Inc.

(1)	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Jennison Associates LLC or Jennison) or the Distributor (Prudential Investment Management Services LLC or PIMS).

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

32	Visit our website at www.jennisondryden.com

(3)	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Director and/or Officer.

(4)	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Mutual Funds, Strategic Partners Mutual Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

Additional information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Special Money Market Fund. Inc./Money Market Series	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com www.strategicpartners.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale • Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Special Money Market Fund, Inc.
Share Class	A	B	C	B/C	Z
NASDAQ	N/A	N/A	N/A	PBSXX	N/A
CUSIP	84741P102	84741P508	84741P607	84741P201	84741P300

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our websites at www.jennisondryden.com and www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Special Money Market Fund, Inc.
Share Class	A	B	C	B/C	Z
NASDAQ	N/A	N/A	N/A	PBSXX	N/A
CUSIP	84741P102	84741P508	84741P607	84741P201	84741P300

MF141E    IFS-A095348    Ed. 08/2004

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended June 30, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $15,400 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended June 30, 2003, so no information for that fiscal year is provided.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Money Market Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.